7. Other income and expenses (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	$ (6,300,881)	$ (1,200,654)	$ (1,205,447)
Interest on loans and borrowings
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(1,478,601)	(1,110,955)	(1,046,242)
Net foreign exchange differences
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(4,763,772)	(80,654)	(128,708)
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	$ (58,508)	$ (9,045)	$ (30,497)